UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2004

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Waddell & Reed Advisors International Growth Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

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Date of fiscal year end: June 30, 2003

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Date of reporting period: June 30, 2003

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2004

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Waddell & Reed Advisors International Growth Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

International Growth Fund
Annual Report
June 30, 2003
CONTENTS
3	Manager's Discussion
7	Performance Summary
9	Portfolio Highlights
10	Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
28	Independent Auditors' Report
29	Income Tax Information
30	Directors & Officers
37	Annual Privacy Notice
38	Householding Notice

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors International Growth Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors International Growth Fund, Inc. current prospectus and current Fund performance information.
MANAGER'S DISCUSSION
June 30, 2003

An interview with Thomas A. Mengel, portfolio manager of
Waddell & Reed Advisors International Growth Fund, Inc.

This report relates to the operation of Waddell & Reed Advisors International Growth Fund, Inc. for the fiscal year ended June 30, 2003. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.
How did the Fund perform during the last fiscal year?
The Fund's Class A shares declined 10.25 percent before the impact of sales load, and declined 15.41 percent after the impact of sales load. This compares with the Morgan Stanley Capital International E.A.F.E. Index (the index that generally reflects the performance of international securities), which declined 6.46 percent for the fiscal year, and the Lipper International Funds Universe Average (the index that generally reflects the performance of funds with similar investment objectives), which declined 8.08 percent during the period. It should be noted that, in the comparison charts, the value of the investment in the Fund is impacted by the sales load at the time of the investment, while the values for the benchmark index and the Lipper category do not reflect a sales load.
Why did the Fund lag its benchmark index during the fiscal year?
Early in the fiscal year, many of our large-cap stocks were hurt by broad corporate profit concerns and accounting issues that remained in the spotlight. The Fund continued to hold what we felt were fundamentally sound growth companies that were negatively impacted by these factors.
An underweight in Japanese equities also negatively impacted performance. Japan was the best performing developed market for calendar year 2002, which we believe was due to the fact that broad market expectations of severe financial stress in Japan did not materialize. In the second quarter of 2003, Japan's Nikkei stock index again outperformed other major markets, this time on anticipation of global reflation. Still, in our view there has been little progress on structural financial reform in Japan, and we believe risks remain.
On the positive side, the Fund benefited from generally stronger foreign currency movements over the past 12 months as the U.S. dollar weakened.
What other market conditions or events influenced the Fund's performance during the fiscal year?
Investor sentiment remained very cautious early in this fiscal year. Global economic growth slowed and manufacturing employment weakened in the largest industrialized countries. Interest rates stayed low, but business spending failed to recover. Rising budget deficits suggested that fiscal stimulus would be limited, especially in Europe.
Early in 2003, global geopolitical concerns triggered extreme global market volatility and risk aversion. Continental Europe suffered some of the weakest equity markets, due to its inflexible corporate legal structure and labor markets. In March, Asian consumer markets were shocked by an outbreak of atypical pneumonia that depressed travel and retail sectors.
In our view, government policy responses were generally prompt and appropriate. Central banks continued to ease monetary policy during these difficult times, providing reassurance to global investors and setting the stage for an impressive stock market rally in the second quarter of 2003.

What strategies and techniques did you employ that specifically affected the Fund's performance?

We increased our equity exposure as broad market sentiment improved earlier this year, but we chose to maintain our preference for well-managed companies in healthy sectors rather than join the high-beta "bet" that was driving stock prices higher.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

We have continued to emphasize growth companies in Continental Europe with defensive characteristics such as impressive management, strong balance sheets, attractive dividend yields, consumer products and solid competitive positions. In Britain, we originally focused on growth stocks benefiting from the relatively strong domestic economy early in the fiscal year, but have now trimmed our holdings as the economy has slowed. Despite continuing imbalances within Japan's economy, we believe that there are still good companies with solid balance sheets, good management and growth prospects, especially some of the larger exporters we have selected. Our Asian holdings are light, concentrated in industry leaders that benefit from continued strong Chinese business demand. We remain alert to signs of over-leveraged households in several countries, especially those with recent housing booms sparked by extremely low interest rates.

 We intend to remain flexible with our geographic and sector allocations, responding to future developments in global financial markets. In the current environment, we believe that sustainable U.S. economic growth remains the most important prerequisite for rising global equity markets. We believe that capital spending plans are likely to remain weak, but that U.S. consumer spending power must be maintained. We think that recent U.S. tax cuts will help, along with low interest rates, but employment growth is key. These critical U.S. macroeconomic issues will likely dictate the form and pace of global growth near term.
We will closely monitor Continental Europe for any signs of corporate financial strain that could develop if the euro were to strengthen dramatically beyond its current level. Similarly, any significant yen strengthening would be a detriment to Japan's economic stabilization efforts, in our opinion.
The difficult business climate of the last few years has forced many foreign companies to accelerate restructuring efforts, especially across Europe. This positive improvement should, in our view, be an important focus for investors as the broader economic and financial environment improves. We continue to believe that foreign equity investments provide important long-term portfolio diversification for our customers.
Respectfully,
Thomas A. Mengel
Manager
Waddell & Reed Advisors
International Growth Fund, Inc.
The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.
Comparison of Change in Value of $10,000 Investment
Waddell & Reed Advisors International Growth Fund, Inc., Class A Shares(1)	$18,035
Morgan Stanley Capital International E.A.F.E. Index	$13,153
Lipper International Funds Universe Average	$15,205

		Waddell & Reed Advisors Inter- national Growth Fund, Class A	Morgan Stanley Capital Inter- national E.A.FE. Index	Lipper International Funds Universe Average
6-30-93	Purchase	$9,425	$10,000	$10,000
6-30-94		12,565	11,700	11,893
6-30-95		13,568	11,894	12,223
6-30-96		15,156	13,474	14,200
6-30-97		18,646	15,203	16,715
6-30-98		25,077	16,130	18,189
6-30-99		23,724	17,359	19,197
6-30-00		33,079	20,338	24,095
6-30-01		23,571	15,537	18,356
6-30-02		20,094	14,062	16,542
6-30-03		18,035	13,153	15,205

(1)The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.
Average Annual Total Return(2)
	Class A	Class B	Class C	Class Y

1-year period ended 6-30-03	-15.41%	-15.32%	-11.17%	-9.74%
5-year period ended 6-30-03	-7.48%	-	-	-5.97%
10-year period ended 6-30-03	6.07%	-	-	-
Since inception of Class(3) through 6-30-03	-	-10.76%	-9.93%	3.32%

(2)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

(3)10-4-99 for Class B shares, 10-5-99 for Class C shares and 9-27-95 for Class Y shares (the date on which shares were first acquired by shareholders).

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

International Growth Fund

GOALS

Seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Fund seeks current income.
Strategy

Invests primarily in common stocks of foreign companies that the Fund's investment manager believes have the potential for long-term growth represented by economic expansion within a country or region as well as the privatization and/or the restructuring of particular industries.

Founded

1970

Scheduled Dividend Frequency

Semiannually (June and December)

Performance Summary - Class A Shares
Per Share Data
For the Fiscal Year Ended June 30, 2003

Net asset value on
6-30-03	$5.16
6-30-02	5.76
Change per share	$(0.60)

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

 Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.
Average Annual Total Return(A)	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 6-30-03	-15.41%	-10.25%	-15.32%	-11.79%
5-year period ended 6-30-03	-7.48%	-6.38%	-	-
10-year period ended 6-30-03	6.07%	6.70%	-	-
Since inception of Class(F)	-	-	-10.76%	-10.26%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).
Average Annual Total Return(A)
Period	Class C(B)	Class Y(C)

1-year period ended 6-30-03	-11.17%	-9.74%
5-year period ended 6-30-03	-	-5.97%
10-year period ended 6-30-03	-	-
Since inception of Class(D)	-9.93%	3.32%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)10-5-99 for Class C shares and 9-27-95 for Class Y shares (the date on which shares were first acquired by shareholders).

International investing involves special risks, including political, economic and currency risks.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

 Portfolio Highlights

On June 30, 2003, Waddell & Reed Advisors International Growth Fund, Inc. had net assets totaling $678,607,282 invested in a diversified portfolio of:

80.95%	Common Stocks and Right
17.12%	Cash and Cash Equivalents
1.93%	Other Government Security

As a shareholder of Waddell & Reed Advisors International Growth Fund, Inc., for every $100 you had invested on June 30, 2003, your Fund was invested by geographic region and by industry, respectively, as follows:
Europe	$61.34
Cash and Cash Equivalents	$17.12
Pacific Basin	$15.49
Other Government Security	$ 1.93
Canada	$ 1.49
Mexico	$ 1.13
Scandinavia	$ 0.93
Middle East	$ 0.57

Financial Services Stocks	$22.21
Cash and Cash Equivalents	$17.12
Consumer Goods Stocks	$11.30
Utilities Stocks	$ 7.78
Health Care Stocks	$ 6.95
Energy Stocks	$ 5.84
Consumer Services Stocks	$ 5.45
Raw Materials Stocks	$ 5.37
Capital Goods Stocks	$ 3.93
Business Equipment and Services Stocks	$ 3.32
Retail Stocks	$ 3.15
Technology Stocks	$ 2.58
Multi-Industry Stocks	$ 2.12
Other Government Security	$ 1.93
Transportation Stocks	$ 0.95

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
June 30, 2003

COMMON STOCKS AND RIGHT	Shares	Value

Australia - 1.11%
News Corporation Limited (The)	1,000,000	$ 7,519,680

Austria - 1.32%
Erste Bank der oesterreichischen
Sparkassen AG	101,000	8,940,074

Belgium - 0.97%
Fortis	381,600	6,584,317

Canada - 1.49%
EnCana Corporation	265,000	10,106,595

China - 0.88%
China Telecom Corporation Limited*	26,000,000	5,968,044

Finland - 0.93%
Nokia Oyj	381,500	6,292,958

France - 10.97%
AXA	235,000	3,652,030
Accor SA	165,799	6,007,636
BNP Paribas SA	300,000	15,270,233
Carrefour SA	174,000	8,542,496
Lafarge	47,400	2,780,735
Lafarge, Rights*	47,400	128,132
Publicis Groupe S.A.	218,446	5,872,377
STMicroelectronics N.V.	170,000	3,570,761
Sanofi-Synthelabo	100,000	5,866,530
TotalFinaElf, S.A.	105,000	15,894,845
VINCI	101,300	6,845,867
		74,431,642

Germany - 7.07%
Altana AG	145,000	9,090,246
BASF Aktiengesellschaft	186,300	7,939,848
Deutsche Bank Aktiengesellschaft	100,000	6,470,438
Deutsche Telekom AG, Registered Shares	463,000	7,062,129
Henkel Kommanditgesellschaft auf Aktien	176,700	10,853,978
Linde AG	135,000	4,984,825
Siemens AG	32,000	1,569,929
		47,971,393

Hong Kong - 0.99%
Hutchison Whampoa Limited,
Ordinary Shares	1,100,000	6,700,264

See Notes to Schedule of Investments on page 14.

Ireland - 1.70%
DEPFA BANK plc	150,000	$ 11,543,261

Israel - 0.57%
Check Point Software Technologies Ltd.*	200,000	3,901,000

Italy - 5.90%
Banca Nazionale Lavoro S.p.A.*	2,000,000	3,358,876
Eni S.p.A.	430,000	6,514,264
Mediaset S.p.A.	400,000	3,391,084
Saipem S.p.A.	930,000	6,974,959
Snam Rete Gas S.p.A.	435,000	1,711,301
Telecom Italia Mobile S.p.A.	2,275,000	11,226,640
UniCredito Italiano SpA	1,443,800	6,892,333
		40,069,457

Japan - 10.91%
Canon Inc.	200,000	9,194,060
Honda Motor Co., Ltd.	200,000	7,592,191
Kao Corporation	410,000	7,645,169
Mitsubishi Corporation	1,075,000	7,471,008
Nissan Motor Co., Ltd.	1,100,000	10,535,625
Nomura Holdings, Inc.	314,000	3,992,458
Ricoh Company, Ltd.	430,000	7,038,712
SMC Corporation	40,000	3,373,936
Sumitomo Chemical Company, Limited	1,200,000	3,774,403
Takeda Chemical Industries, Ltd.	179,000	6,615,802
Toyota Motor Corporation	261,300	6,779,935
		74,013,299

Luxembourg - 0.79%
ARCELOR	460,000	5,365,459

Mexico - 1.13%
Telefonos de Mexico, S.A. de C.V., ADR	245,000	7,697,900

Netherlands - 3.60%
ABN AMRO Holding N.V.	300,000	5,745,749
Euronext N.V.	100,000	2,483,498
ING Groep N.V., Certicaaten Van Aandelen	200,000	3,480,808
Koninklijke KPN N.V.*	781,318	5,545,288
Royal Dutch Petroleum Company	153,600	7,141,651
		24,396,994

Singapore - 1.05%
DBS Group Holdings Ltd	1,216,000	7,113,534

See Notes to Schedule of Investments on page 14.

Spain - 1.76%
Abertis Infraestructuras, S.A.	459,000	$ 6,425,610
Banco Santander Central Hispano, S.A.	433,000	3,800,350
Enagas, S.A.	200,000	1,713,947
		11,939,907

Switzerland - 10.69%
Credit Suisse Group, Registered Shares	450,000	11,864,877
Nestle S.A., Registered Shares	62,800	12,981,732
Novartis AG, Registered Shares	420,000	16,649,656
Roche Holdings AG, Genussschein	114,000	8,958,287
Swiss Reinsurance Company, Registered Shares	76,573	4,250,280
UBS AG	259,200	14,444,730
Zurich Financial Services*	28,450	3,398,177
		72,547,739

Taiwan - 0.55%
United Microelectronics Corporation*	1,000,000	3,750,000

United Kingdom - 16.57%
British Sky Broadcasting Group plc*	735,600	8,165,577
Diageo plc	1,000,000	10,695,557
HBOS plc	650,000	8,429,570
HSBC Holdings plc	568,500	6,728,877
Lloyds TSB Group plc	725,000	5,156,536
Marks and Spencer Group plc	650,000	3,392,781
Reckitt Benckiser plc	730,000	13,419,205
Reed Elsevier plc	1,426,700	11,892,624
Rio Tinto plc	450,000	8,480,403
Royal Bank of Scotland Group plc (The)	252,080	7,084,129
tesco plc	2,600,000	9,423,497
Vodafone Group Plc	10,000,000	19,589,235
		112,457,991

TOTAL COMMON STOCKS AND RIGHT - 80.95%		$549,311,508

(Cost: $515,721,052)

See Notes to Schedule of Investments on page 14.

OTHER GOVERNMENT SECURITY - 1.93%	Principal Amount in Thousands	Value

Germany
Bundesschwatzanweisungen Treasury Note,
2.5%, 3-18-05 (A)
	EUR11,300	$ 13,084,439
(Cost: $13,286,342)

SHORT-TERM SECURITIES

Banks - 0.88%
Lloyds TSB Bank PLC,
1.02%, 7-10-03
	$ 6,000	5,998,470

Beverages - 2.50%
Diageo Capital plc,
0.93%, 7-24-03
	17,000	16,989,899

Chemicals - Petroleum and Inorganic - 0.09%
du Pont (E.I.) de Nemours and Company,
1.11169%, Master Note
	613	613,000

Finance Companies - 1.86%
Caterpillar Financial Services Corp.,
1.03%, 7-3-03
	10,137	10,136,420
USAA Capital Corp.,
1.02%, 7-8-03
	2,500	2,499,504
		12,635,924

Food and Related - 0.52%
General Mills, Inc.,
1.1775%, Master Note
	1	1,000
Nestle Capital Corp.,
1.19%, 8-7-03
	3,500	3,495,719
		3,496,719

Health Care - Drugs - 5.01%
Alcon Finance PLC (Nestle S.A.),
1.22, 7-11-03
	13,200	13,195,527
GlaxoSmithKline Finance plc,
1.21%, 7-23-03
	5,800	5,795,711
Pfizer Inc.,
1.0%, 8-8-03
	15,000	14,984,167
		33,975,405

See Notes to Schedule of Investments on page 14.

Household - General Products - 2.80%
Kimberly-Clark Worldwide Inc.,
1.18%, 7-8-03
	$ 4,000	$ 3,999,082
Procter & Gamble Company (The),
1.0%, 7-29-03
	15,000	14,988,334
		18,987,416

Multiple Industry - 1.54%
BOC Group Inc. (DE):
1.31%, 7-1-03
	6,471	6,471,000
1.02%, 7-17-03
	4,000	3,998,187
		10,469,187

Retail - General Merchandise - 0.46%
May Department Stores Co.,
1.13%, 7-10-03
	3,102	3,101,124

Security and Commodity Brokers - 3.55%
UBS Finance Delaware LLC,
1.31%, 7-1-03
	24,095	24,095,000

TOTAL SHORT-TERM SECURITIES - 19.21%		$130,362,144

(Cost: $130,362,144)

TOTAL INVESTMENT SECURITIES - 102.09%		$692,758,091

(Cost: $659,369,538)

LIABILITIES, NET OF CASH AND OTHER ASSETS -(2.09%)		(14,150,809)

NET ASSETS - 100.00%		$678,607,282

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
INTERNATIONAL GROWTH FUND June 30, 2003 (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $659,370) (Notes 1 and 3)	$692,758
Cash	292
Receivables:
Investment securities sold
5,390
Dividends and interest
1,596
Fund shares sold
442
Prepaid insurance premium	19
Total assets
700,497

LIABILITIES
Payable for investment securities purchased	19,176
Payable to Fund shareholders	1,938
Accrued shareholder servicing (Note 2)	303
Accrued service fee (Note 2)	123
Accrued management fee (Note 2)	16
Accrued distribution fee (Note 2)	12
Accrued accounting services fee (Note 2)	7
Other	315
Total liabilities
21,890
Total net assets
$678,607

NET ASSETS
$1.00 par value capital stock:
Capital stock
$131,692
Additional paid-in capital
1,032,973
Accumulated undistributed income (loss):
Accumulated undistributed net investment income
10,330
Accumulated undistributed net realized loss

on investment transactions
(529,778)
Net unrealized appreciation in value of investments
33,389
Net unrealized appreciation in value of foreign currency exchange
1
Net assets applicable to outstanding units of capital
$678,607
Net asset value per share (net assets divided by shares outstanding):
Class A
$5.16
Class B
$4.94
Class C
$5.01
Class Y
$5.18
Capital shares outstanding:
Class A
124,378
Class B
3,283
Class C
1,133
Class Y
2,898
Capital shares authorized	400,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
INTERNATIONAL GROWTH FUND For the Fiscal Year Ended June 30, 2003 (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1,505)
$ 14,234
Interest and amortization
2,983
Total income
17,217
Expenses (Note 2):
Investment management fee
6,171
Shareholder servicing:

Class A
3,380
Class B
202
Class C
46
Class Y
21
Service fee:

Class A
1,611
Class B
42
Class C
16
Custodian fees
743
Distribution fee:

Class A
112
Class B
126
Class C
49
Accounting services fee
89
Audit fees
23
Legal fees
15
Other
257
Total expenses
12,903
Net investment income
4,314

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(146,379)
Realized net gain on foreign currency transactions	7,586
Realized net loss on investments
(138,793)
Unrealized appreciation in value of securities
during the period	39,531
Unrealized appreciation in value of foreign
currency exchange during the period	2,152
Unrealized appreciation in value of investments

during the period	41,683
Net loss on investments
(97,110)
Net decrease in net assets resulting from operations
$ (92,796)
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
INTERNATIONAL GROWTH FUND (In Thousands)

	For the fiscal year ended June 30,
	2003	2002

DECREASE IN NET ASSETS
Operations:
Net investment income
	$4,314	$1,487
Realized net loss on investments
	(138,793)	(144,198)
Unrealized appreciation (depreciation)
	41,683	(18,628)
Net decrease in net assets

resulting from operations
	(92,796)	(161,339)
Distributions to shareholders from (Note 1F):(1)
Net investment income:

Class A
	(1,250)	(4,637)
Class B
	-	-
Class C
	-	-
Class Y
	(119)	(95)
Realized gains on securities transactions:

Class A
	-	(154)
Class B
	-	(3)
Class C
	-	(1)
Class Y
	-	(2)
	(1,369)	(4,892)
Capital share transactions (Note 5)	(144,615)	(80,219)
Total decrease
	(238,780)	(246,450)
NET ASSETS
Beginning of period	917,387	1,163,837
End of period	$678,607	$917,387
Undistributed net investment income (loss)
	$10,330	$(201)
(1)See "Financial Highlights" on pages 18 - 21. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended June 30,
	2003	2002	2001	2000	1999

Net asset value, beginning of period	$5.76	$6.79	$12.43	$ 9.97	$11.85

Income (loss) from investment operations:

Net investment income (loss)
	0.03	0.01	0.06	(0.04)	0.05
Net realized and unrealized gain (loss) on investments
	(0.62)	(1.01)	(3.31)	3.96	(0.74)

Total from investment operations	(0.59)	(1.00)	(3.25)	3.92	(0.69)

Less distributions from:
Net investment income
	(0.01)	(0.03)	(0.03)	(0.02)	(0.04)
Capital gains
	(0.00)	(0.00)*	(2.36)	(1.44)	(1.15)

Total distributions	(0.01)	(0.03)	(2.39)	(1.46)	(1.19)

Net asset value, end of period	$5.16	$5.76	$ 6.79	$12.43	$ 9.97

Total return(1)	-10.25%	-14.75%	-28.74%	39.43%	-5.40%
Net assets, end of period (in millions)	$642	$874	$1,128	$1,713	$1,252
Ratio of expenses to average net assets	1.75%	1.61%	1.44%	1.41%	1.30%
Ratio of net investment income (loss) to average net assets	0.63%	0.17%	0.71%	-0.32%	0.52%
Portfolio turnover rate	106.39%	120.90%	117.89%	112.68%	149.45%
*Not shown due to rounding.
(1)Total return calculated without taking into account the sales load deducted on an initial purchase. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended June 30,			For the period from 10-4-99(1) through 6-30-00
	2003	2002	2001

Net asset value, beginning of period	$5.59	$6.65	$12.34	$10.79
Income (loss) from investment operations:
Net investment loss
	(0.05)	(0.05)	(0.04)	(0.00)
Net realized and unrealized gain (loss) on investments
	(0.60)	(1.01)	(3.29)	2.99

Total from investment operations	(0.65)	(1.06)	(3.33)	2.99

Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains
	(0.00)	(0.00)*	(2.36)	(1.44)

Total distributions	(0.00)	(0.00)	(2.36)	(1.44)

Net asset value, end of period	$4.94	$5.59	$6.65	$12.34

Total return	-11.79%	-15.78%	-29.70%	38.20%
Net assets, end of period (in millions)	$16	$20	$19	$19
Ratio of expenses to average net assets	3.22%	3.01%	2.73%	2.71%(2)
Ratio of net investment loss to average net assets	-0.84%	-1.19%	-0.54%	-0.97%(2)
Portfolio turnover rate	106.39%	120.90%	117.89%	112.68%(3)
*Not shown due to rounding. (1)Commencement of operations of the class. (2)Annualized. (3)For the twelve months ended June 30, 2000. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the period from 10-5-99(1) through			For the fiscal year ended June 30, 6-30-00
	2003	2002	2001

Net asset value, beginning of period	$5.64	$6.68	$12.36	$10.78

Income (loss) from investment operations:
Net investment income (loss)
	(0.03)	(0.02)	(0.03)	0.01
Net realized and unrealized gain (loss) on investments
	(0.60)	(1.02)	(3.29)	3.01

Total from investment operations	(0.63)	(1.04)	(3.32)	3.02

Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains
	(0.00)	(0.00)*	(2.36)	(1.44)

Total distributions	(0.00)	(0.00)	(2.36)	(1.44)

Net asset value, end of period	$5.01	$5.64	$ 6.68	$12.36

Total return	-11.17%	-15.56%	-29.56%	38.43%
Net assets, end of period (in millions)	$6	$8	$3	$3
Ratio of expenses to average net assets	2.71%	2.55%	2.54%	2.50%(2)
Ratio of net investment loss to average net assets	-0.42%	-0.69%	-0.32%	-0.73%(2)
Portfolio turnover rate	106.39%	120.90%	117.89%	112.68%(3)
*Not shown due to rounding. (1)Commencement of operations of the class. (2)Annualized. (3)For the twelve months ended June 30, 2000. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND Class Y Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended June 30,
	2003	2002	2001	2000	1999

Net asset value, beginning of period	$5.78	$6.79	$12.46	$ 9.97	$11.85

Income (loss) from investment operations:
Net investment income (loss)
	0.06	0.04	0.09	(0.01)	0.09
Net realized and unrealized gain (loss) on investments
	(0.62)	(1.01)	(3.32)	3.98	(0.74)

Total from investment operations	(0.56)	(0.97)	(3.23)	3.97	(0.65)

Less distributions from:
Net investment income
	(0.04)	(0.04)	(0.08)	(0.04)	(0.08)
Capital gains
	(0.00)	(0.00)*	(2.36)	(1.44)	(1.15)

Total distributions	(0.04)	(0.04)	(2.44)	(1.48)	(1.23)

Net asset value, end of period	$5.18	$5.78	$ 6.79	$12.46	$ 9.97

Total return	-9.74%	-14.28%	-28.51%	39.97%	-5.06%
Net assets, end of period (in millions)	$15	$15	$14	$20	$9
Ratio of expenses to average net assets	1.16%	1.15%	1.10%	1.12%	0.99%
Ratio of net investment income to average net assets	1.30%	0.73%	1.05%	0.03%	0.85%
Portfolio turnover rate	106.39%	120.90%	117.89%	112.68%	149.45%
*Not shown due to rounding. See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

NOTE 1 - Significant Accounting Policies

 Waddell & Reed Advisors International Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is long-term appreciation. Realization of income is a secondary goal. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Fund uses forward contracts to attempt to reduce the overall risk of its investments.
E. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
F. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
NOTE 2 - Investment Management and Payments to Affiliated Persons
Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At June 30, 2003, additional security costs amounted to $47,773, which are included in other expenses.
The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (all dollars in millions)			Annual Fee Rate for Each Level

From	$ 0 to	$ 10	$ 0
From	$ 10 to	$ 25	$ 11,000
From	$ 25 to	$ 50	$ 22,000
From	$ 50 to	$ 100	$ 33,000
From	$ 100 to	$ 200	$ 44,000
From	$ 200 to	$ 350	$ 55,000
From	$ 350 to	$ 550	$ 66,000
From	$ 550 to	$ 750	$ 77,000
From	$ 750 to	$1000	$ 93,500
From	$ 1000	and Over	$110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.
For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5292 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,163,864. During the period ended June 30, 2003, W&R received $44,897 and $403 in deferred sales charges for Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $721,726 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $38,641, which are included in other expenses.
W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than short-term securities and United States Government obligations, aggregated $622,510,134, while proceeds from maturities and sales aggregated $716,835,852. Purchases of short-term securities aggregated $6,936,095,017, while proceeds from maturities and sales of short-term securities aggregated $6,986,919,129.

For Federal income tax purposes, cost of investments owned at June 30, 2003 was $660,025,429, resulting in net unrealized appreciation of $32,732,662, of which $50,197,686 related to appreciated securities and $17,465,024 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$ 11,719,534
Distributed ordinary income	1,369,422
Undistributed ordinary income	10,350,112
Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-
Capital loss carryover	167,974,958
Post-October losses deferred	72,787,106

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses and net foreign currency losses incurred between each November 1 and the end of its fiscal year ("post-October losses").
Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.
June 30, 2009	$ 90,150,991
June 30, 2010	198,208,780
June 30, 2011	167,974,958
Total carryover	$456,334,729

NOTE 5 - Multiclass Operations
The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.
Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.
Transactions in capital stock are summarized below. Amounts are in thousands.
	For the fiscal year ended June 30,
	2003	2002

Shares issued from sale of shares:
Class A
	124,341	273,103
Class B
	927	1,631
Class C
	745	1,411
Class Y
	16,702	3,327
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A
	231	769
Class B
	-	1
Class C
	-	-*
Class Y
	22	16
Shares redeemed:
Class A
	(151,902)	(288,338)
Class B
	(1,201)	(925)
Class C
	(1,022)	(523)
Class Y
	(16,469)	(2,704)
Decrease in outstanding capital shares	(27,626)	(12,232)
Value issued from sale of shares:
Class A
	$ 630,428	$ 1,662,852
Class B
	4,500	9,656
Class C
	3,647	8,403
Class Y
	84,091	19,832
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A
	1,223	4,613
Class B
	-	3
Class C
	-	1
Class Y
	119	97
Value redeemed:
Class A
	(774,536)	(1,761,071)
Class B
	(5,666)	(5,469)
Class C
	(4,870)	(3,084)
Class Y
	(83,551)	(16,052)
Decrease in outstanding capital	$(144,615)	$ (80,219)
*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors International Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors International Growth Fund, Inc. (the "Fund") as of June 30, 2003, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors International Growth Fund, Inc. as of June 30, 2003, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Kansas City, Missouri
August 8, 2003
INCOME TAX INFORMATION
The amounts of the dividends and long-term capital gains below, multiplied by the number of shares owned by you on the record date, will give you the total amounts to be reported in your Federal income tax return for the year in which they were received or reinvested.
		Per-Share Amounts Reportable As:
		For Individuals			For Corporations
Record Date	Total	Qualifying	Non- Qualifying	Long-Term Capital Gain	Qualifying	Non- Qualifying	Long-Term Capital Gain

Class A
6-10-03	$0.0100	$0.0075	$0.0025	$-	$0.0002	$0.0098	$-

Class Y
6-10-03	$0.0380	$0.0284	0.0096	$-	$0.0008	$0.0372	$-

CORPORATION DEDUCTIONS - Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.
The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.
Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.
The Board of Directors of Waddell & Reed Advisors
International Growth Fund, Inc.
Each of the individuals listed below serves as a director for portfolios within the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc. and W&R Target Funds, Inc. (the "Advisors Fund Complex"). The Advisors Fund Complex, together with the Ivy Family of Funds, make up the Waddell & Reed Fund Complex. The Ivy Family of Funds consists of the portfolios in the Ivy Fund and Ivy Funds, Inc. (formerly, W&R Funds, Inc.)
Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership of shares of WDR. The fourth interested director is a partner in a law firm that has represented W&R within the past two years. The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly-owned subsidiaries, including W&R, WRIMCO and WRSCO.
Disinterested Directors
James M. Concannon (55)
 Washburn Law School, 1700 College, Topeka, KS 66621

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1997

 Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School (1988 to present); Dean, Washburn Law School (1988 to 2001)

 Other Directorships held by Director: Director, Am Vestors CBO II, Inc., a bond investment firm
John A. Dillingham (64)
 4040 Northwest Claymont Drive, Kansas City, MO 64116

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1997

 Principal Occupations During Past 5 Years: President and Director, JoDill Corp. (1980 to present) and Dillingham Enterprises, Inc. (1997 to present), both farming enterprises; Instructor at Central Missouri State University (1997 to 1998)

 Other Directorships held by Director: Chairman, Clay Co. IDA and Kansas City Municipal Assistance Corp., both bonding authorities; Director, American Royal and Salvation Army
David P. Gardner (70)
 2441 Iron Canyon Drive, Park City UT 84060

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1998

 Principal Occupation During Past 5 Years: President, William and Flora Hewlett Foundation (1993 to 1999)

 Other Directorships held by Director: Chairman, J. Paul Getty Trust; Director, Fluor Corp., Campus Pipeline, John & Karen Huntsman Foundation and Huntsman Cancer Foundation; formerly, Chairman, George S. and Dolores Dor'e Eccles Foundation; formerly, Director, First Security Corp., Digital Ventures and Charitableway
Linda K. Graves (49)
 6300 Lamar Avenue, Overland Park, KS 66202

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1995

 Principal Occupation During Past 5 Years: First Lady of Kansas (1995 to 2003)

 Other Directorships held by Director: Director, American Guaranty Life Insurance Company
Joseph Harroz, Jr. (36)
 6300 Lamar Avenue, Overland Park, KS 66202

 Position held with Fund: Director

 Number of portfolios overseen by Director: 60

 Director since: 1998

 Principal Occupations During Past 5 Years: General Counsel of the University of Oklahoma, Cameron University and Rogers State University (1996 to present); Vice President of the University of Oklahoma (1996 to present); Adjunct Professor, University of Oklahoma Law School (1997 to present); Managing Member, Harroz Investments, LLC, commercial enterprise investments (1998 to present)

 Other Directorships held by Director: Director and Treasurer, Oklahoma Appleseed Center for Law and Justice; Director, Ivy Funds, Inc.; Trustee, Ivy Fund
John F. Hayes (83)
 6300 Lamar Avenue, Overland Park, KS 66202

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1988

 Principal Occupation During Past 5 Years: Chairman, Gilliland & Hayes, PA, a law firm (1995 to present)

 Other Directorships held by Director: Director, Central Bank & Trust; Director, Central Financial Corp.
Glendon E. Johnson (79)
 13635 Deering Bay Drive, Unit 284, Miami, FL 33158

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1971

 Principal Occupations During Past 5 Years: formerly, Chief Executive Officer and Director, John Alden Financial Corp. (1987 to 1998)

 Other Directorships held by Director: Manager, Castle Valley Ranches LLC; Chairman, Wellness Council of America; Chairman, Bank Assurance Partners, marketing; Executive Board and Advisory Committee, Boy Scouts of America
Eleanor B. Schwartz (66)
 1213 W. 95th Ct., Chartwell #4, Kansas City, MO 64114

 Position held with Fund: Director

 Number of portfolios overseen by Director: 60

 Director since: 1995

 Principal Occupations During Past 5 Years: Professor Emeritus, University of Missouri at Kansas City (2003 to present); Professor of Business Administration, University of Missouri at Kansas City (1980 to 2003); Chancellor, University of Missouri at Kansas City (1991 to 1999)

 Other Directorships held by Director: Director, Ivy Funds, Inc.; Trustee, Ivy Fund

Frederick Vogel III (67)
 6300 Lamar Avenue, Overland Park, KS 66202

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1971

 Principal Occupation During Past 5 Years: Retired

 Other Directorships held by Director: None
Interested Directors
Robert L. Hechler (66)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Director; formerly, President, Principal Financial Officer

 Number of portfolios overseen by Director: 24

 Director since: 1998

 Principal Occupations During Past 5 Years: Consultant of WDR and W&R (2001 to present); Director of WDR (1998 to present); Executive Vice President and Chief Operating Officer of WDR (1998 to 2001); Director, Principal Financial Officer and Treasurer of W&R (1981 to 2001); Chief Executive Officer and President of W&R (1993 to 2001); Director, Executive Vice President, Principal Financial Officer and Treasurer of WRIMCO (1985 to 2001); Director and Treasurer of WRSCO (1981 to 2001); President of WRSCO (1981 to 1999)

 Other Directorships held by Director: None
Henry J. Herrmann (60)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Director and President; formerly, Vice President

 Number of portfolios overseen by Director: 60

 Director since: 1998; President since: 2001

 Principal Occupation(s) During Past 5 Years: Director, President and Chief Investment Officer of WDR (1998 to present); President and Chief Executive Officer of WRIMCO (1993 to present); Chief Investment Officer of WRIMCO (1991 to present); President, Chief Executive Officer and Director of Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WDR (2002 to present); President of each of the Funds in the Fund Complex (2001 to present); Director of each of the Funds in the Fund Complex (1998 to present); President of Ivy Fund (2002 to present); Treasurer of WDR (1998 to 1999)

 Other Directorships held by Director: Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Director, Ivy Funds Distributor, Inc. (IFDI) an affiliate of WDR; Director of W&R; Director of WRIMCO; Trustee, Ivy Fund
Frank J. Ross, Jr. (50)
 Polsinelli, Shalton & Welte,700 West 47th Street, Suite 1000, Kansas City, MO 64112

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1996

 Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli, Shalton & Welte, a law firm (1980 to present)

 Other Directorships held by Director: Director, Columbian Bank & Trust
Keith A. Tucker (58)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Chairman of the Board of Directors and Director; formerly, President

 Number of portfolios overseen by Director: 60

 Director since: 1993; Chairman of the Board of Directors since: 1998

 Principal Occupation(s) During Past 5 Years: Chairman of the Board of Directors, Director and Chief Executive Officer of WDR (1998 to present); Chairman of the Board of Directors and Director of W&R, WRIMCO and WRSCO (1993 to present); Chairman of the Board of Directors of each of the Funds in the Fund Complex (1998 to present); Director of each of the Funds in the Fund Complex (1993 to present); Principal Financial Officer of WDR (1998 to 1999); Vice Chairman of the Board of Directors of Torchmark Corporation (1991 to 1998);

Other Directorships held by Director: Chairman of the Board and Trustee, Ivy Fund

Officers
Theodore W. Howard (60)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

 Length of Time Served: Vice President, Treasurer and Principal Accounting Officer, 11 years; Principal Financial Officer, 1 year

 Principal Occupation(s) During Past 5 Years: Senior Vice President of WRSCO (2001 to present); Treasurer and Principal Accounting Officer of each of the Funds in the Fund Complex (1976 to present); Vice President of each of the Funds in the Fund Complex (1987 to present); Principal Financial Officer of each of the Funds in the Fund Complex (2002 to present); Vice President of Ivy Fund (2002 to present); Treasurer of Ivy Fund (since 2003); Assistant Treasurer of Ivy Fund (2002 to 2003); Vice President of WRSCO (1988 to 2001)

Directorships held: None
Kristen A. Richards (35)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Vice President, Secretary and Associate General Counsel

 Length of Time Served: 3 years

 Principal Occupation(s) During Past 5 Years: Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present); Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO (2002 to present); Vice President and Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Secretary of Ivy Fund (2002 to present); Assistant Secretary of each of the funds in the Fund Complex (1998 to 2000); Compliance Officer of WRIMCO (1995 to 1998)

 Directorships held: None
Daniel C. Schulte (37)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Vice President, Assistant Secretary and General Counsel

 Length of Time Served: 3 years

 Principal Occupation(s) During Past 5 Years: Vice President, Secretary and General Counsel of WDR (2000 to present); Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO (2000 to present); Senior Vice President, General Counsel and Assistant Secretary of Ivy Services, Inc. (2002 to present); Vice President, General Counsel and Assistant Secretary of WRIICO (2002 to present); Vice President, General Counsel and Assistant Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Assistant Secretary of Ivy Fund (2002 to present); Assistant Secretary of WDR (1998 to 2000); an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C. (1994 to 1998)

 Directorships held: None
Annual Privacy Notice

 Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds, Ivy Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.
Recognition of a Customer's Expectation of Privacy
At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.
Information Collected
In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.
Categories of Information that may be Disclosed
While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.
Categories of Parties to whom we disclose nonpublic personal information
Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.
Opt Out Right
If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.
Confidentiality and Security
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:
Fax your request to 800-532-2749.
Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.
 Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.
To all traditional IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W- 4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.
The Waddell & Reed Advisors Group of Mutual Funds

 Waddell & Reed Advisors Accumulative Fund
 Waddell & Reed Advisors Asset Strategy Fund, Inc.
 Waddell & Reed Advisors Bond Fund
 Waddell & Reed Advisors Cash Management, Inc.
 Waddell & Reed Advisors Continental Income Fund, Inc.
 Waddell & Reed Advisors Core Investment Fund
 Waddell & Reed Advisors Dividend Income Fund
 Waddell & Reed Advisors Global Bond Fund, Inc.
 Waddell & Reed Advisors Government Securities Fund
 Waddell & Reed Advisors High Income Fund, Inc.
 Waddell & Reed Advisors International Growth Fund, Inc.
 Waddell & Reed Advisors Limited-Term Bond Fund
 Waddell & Reed Advisors Municipal Bond Fund, Inc.
 Waddell & Reed Advisors Municipal High Income Fund, Inc.
 Waddell & Reed Advisors New Concepts Fund, Inc.
 Waddell & Reed Advisors Retirement Shares, Inc.
 Waddell & Reed Advisors Science and Technology Fund
 Waddell & Reed Advisors Small Cap Fund, Inc.
 Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
 Waddell & Reed Advisors Value Fund
 Waddell & Reed Advisors Vanguard Fund, Inc.
FOR MORE INFORMATION: Contact your financial advisor, or your local office as listed on your Account Statement, or contact:
WADDELL & REED CLIENT SERVICES 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, KS 66201-9217 (888) WADDELL (888) 923-3355
Our INTERNET address is:
http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1002A (6-03)

ITEM 2. CODE OF ETHICS.

Not applicable for fiscal years ending prior to 7-15-03.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for fiscal years ending prior to 7-15-03.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for fiscal years ending prior to 7-15-03.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Not applicable for fiscal years ending prior to 7-15-03.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.

(Registrant)

By /s/Kristen A. Richards

------------------------------

Kristen A. Richards, Vice President and Secretary

Date September 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann

------------------------------

Henry J. Herrmann, President and Principal Executive Officer

Date September 9, 2003

By /s/Theodore W. Howard

------------------------------

Theodore W. Howard, Treasurer and Principal Financial Officer

Date September 9, 2003